Equity and Redeemable Preferred Stock - Schedule of Dividends Recognized (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Class of Stock [Line Items]
Series A Mandatory Convertible Preferred Stock dividends	$ 129,926	$ 123,357	$ 144,212
Series B-1 Convertible Preferred Stock
Class of Stock [Line Items]
Dividends per share (in usd per share)	$ 604	$ 574
Series A Mandatory Convertible Preferred Stock dividends	$ 123,688	$ 117,894
Deemed dividends	$ 6,238	$ 5,463